Capital and funding - Summary of Combined Financial Information in Relation to HUL (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022		Dec. 31, 2021
Disclosure of classes of share capital [line items]
Non-current assets	€ 57,364	€ 58,664
Current assets	17,902	19,157
Current liabilities	(23,507)	(25,427)
Non-current liabilities	(30,995)	(30,693)
Turnover	59,604	60,073		€ 52,444
Profit after tax	7,140	8,269		6,621
Total comprehensive income	5,114	8,355		9,977
Equity at beginning of period	(21,701)	(19,746)		(17,655)
Other comprehensive income	2,026	(86)
Other movements in equity	2	136	[1]	(154)	[2]
Equity at end of period	(20,764)	(21,701)		(19,746)
Non-controlling interests
Disclosure of classes of share capital [line items]
Profit after tax	653	627		572
Total comprehensive income	524	507		749
Equity at beginning of period	(2,680)	(2,639)		(2,389)
Other movements in equity	21	(107)	[1]	(7)	[2]
Equity at end of period	(2,662)	(2,680)		(2,639)
Subsidiaries with material non-controlling interests | Hindustan Unilever Limited
Disclosure of classes of share capital [line items]
Non-current assets	6,221	6,354
Current assets	2,004	1,604
Current liabilities	(1,315)	(1,258)
Non-current liabilities	(1,531)	(1,152)
Turnover	6,636	6,828
Profit after tax	1,147	1,190
Total comprehensive income	937	940
Net increase/(decrease) in cash and cash-equivalents	(22)	95
Subsidiaries with material non-controlling interests | Hindustan Unilever Limited | Non-controlling interests
Disclosure of classes of share capital [line items]
Profit after tax	437	454
Equity at beginning of period	(2,115)	(2,146)
Other comprehensive income	(1)	(3)
Dividend paid to the non-controlling interest	405	395
Currency translation	80	97
Other movements in equity	20	(4)
Equity at end of period	€ (2,048)	€ (2,115)		€ (2,146)

[1]	Includes the following items related to the acquisition of Nutrafol: €(269) million non-controlling interest purchase option in other reserves and €99 million non-controlling interest recognised on acquisition.
[2]	Includes a hyperinflation adjustment of €280 million and €82 million related to the Welly acquisition.